CAVANAL HILL FUNDS

Supplement dated May 1, 2023

to the

Statement of Additional Information

dated December 28, 2022

On April 28, 2023, the Board of Trustees of Cavanal Hill Funds (the “Trust”), including a majority of the independent trustees of the Trust, after review and consideration of her qualifications and compensation, appointed Amy E. Siefer as the Chief Compliance Officer, Anti-Money Laundering Compliance Officer, Identity Theft Officer and Disaster Recovery Plan Business Operations Manager of the Trust. Ms. Siefer replaces Mr. Charles Booth in the foregoing positions, and all references to Mr. Booth in the Trust’s Statement of Additional Information dated December 28, 2022, are hereby deleted in their entirety and replaced by Ms. Siefer.

Ms. Siefer was born in 1977 and has served as a Vice President at Citi Fund Services Ohio, Inc. from May 2012 to present.

For more information, please contact us at 1-800-762-7085.

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SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
PROSPECTUS FOR FUTURE REFERENCE.